Inventory	12 Months Ended
Dec. 31, 2022
14. Inventory
Inventory	14. INVENTORY As at December 31 December 31 millions of dollars 2022 2021 Fuel $ 404 $ 255 Materials 365 283 Total $ 769 $ 538